OPERATING EXPENSES (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expenses [text block] [Abstract]
Regulatory provision charged to income			£ 61
Performance-based Cash Awards	£ 137	£ 102	£ 116